UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company, LLC

Address:  900 Third Avenue
          Floor 5
          New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Operating Officer
Phone:  (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer                  New York, New York         May 12, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total: $3,239,009
                                         (thousands)


List of Other Included Managers:

No.      Form 13F File Number                 Name

1.       28-10575                             Delta Offshore, Ltd.
2.       28-10576                             Delta Institutional, LP
3.       28-10829                             Trafelet & Company Advisors, LLC
4.       28-11644                             Delta Onshore, LP
5.       28-11648                             Delta Pleiades, LP


                                                    FORM 13F INFORMATION TABLE

                                                      Trafelet & Company, LLC
                                                          March 31, 2006

COLUMN 1                        COLUMN  2       COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE                        VALUE   SHRS OR SH/ PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP       (X$1000) PRN AMT PRN CALL   DISCRETION      MANAGERS  SOLE SHARED   NONE
--------------                  --------        -----       -------- ------- --- ----   ----------      --------  ---- ------   ----
AMERICAN COMMERCIAL LINES       COM             025195207    48399   1025400 SH         SHARED-DEFINED  1,2,3,4,5 0    1025400  0
AMR CORP                        COM             001765106   240872   8904700 SH         SHARED-DEFINED  1,2,3,4,5 0    8904700  0
AMR CORP                        COM             001765106     5004    185000     CALL   SHARED-DEFINED  1,2,3,4,5 0     185000  0
AMR CORP                        COM             001765106   108200   4000000     CALL   SHARED-DEFINED  1,2,3,4,5 0    4000000  0
ARMOR HOLDINGS INC              COM             042260109    40995    703300 SH         SHARED-DEFINED  1,2,3,4,5 0     703300  0
BANKRATE INC                    COM             06646V108    67631   1552600 SH         SHARED-DEFINED  1,2,3,4,5 0    1552600  0
BASIC ENERGY SVCS INC NEW       COM             06985P100    39413   1322600 SH         SHARED-DEFINED  1,2,3,4,5 0    1322600  0
BE AEROSPACE INC                COM             073302101    23482    934800 SH         SHARED-DEFINED  1,2,3,4,5 0     934800  0
BON-TON STORES INC              COM             09776J101    25495    788100 SH         SHARED-DEFINED  1,2,3,4,5 0     788100  0
CANADIAN NAT RES LTD            COM             136385101    69924   1262400 SH         SHARED-DEFINED  1,2,3,4,5 0    1262400  0
CAPITALSOURCE INC               COM             14055X102    29856   1200000 SH         SHARED-DEFINED  1,2,3,4,5 0    1200000  0
CEMEX S A                       SPON ADR 5 ORD  151290889    48960    750000 SH         SHARED-DEFINED  1,2,3,4,5 0     750000  0
CHILDRENS PL RETAIL STORES I    COM             168905107    24608    425000 SH         SHARED-DEFINED  1,2,3,4,5 0     425000  0
CNX GAS CORP                    COM             12618H309    44541   1713100 SH         SHARED-DEFINED  1,2,3,4,5 0    1713100  0
CONSOL ENERGY INC               COM             20854P109   306355   4131000 SH         SHARED-DEFINED  1,2,3,4,5 0    4131000  0
DENBURY RES INC                 COM NEW         247916208    52256   1650000 SH         SHARED-DEFINED  1,2,3,4,5 0    1650000  0
DOBSON COMMUNICATIONS CORP      CL A            256069105    42022   5239700 SH         SHARED-DEFINED  1,2,3,4,5 0    5239700  0
ENERGY CONVERSION DEVICES IN    COM             292659109    54098   1100000 SH         SHARED-DEFINED  1,2,3,4,5 0    1100000  0
FEDERATED DEPT STORES INC DE    COM             31410H101   173175   2372264 SH         SHARED-DEFINED  1,2,3,4,5 0    2372264  0
FOMENTO ECONOMICO MEXICANO S    SPON ADR UNITS  344419106    52705    575000 SH         SHARED-DEFINED  1,2,3,4,5 0     575000  0
GILDAN ACTIVEWEAR INCORPORATED  COM             375916103   153960   3239900 SH         SHARED-DEFINED  1,2,3,4,5 0    3239900  0
GMX RSC INC                     COM             38011M108    32222    860400 SH         SHARED-DEFINED  1,2,3,4,5 0     860400  0
GOOGLE INC                      CL A            38259P508   119106    305400 SH         SHARED-DEFINED  1,2,3,4,5 0     305400  0
INPHONIC INC                    COM             45772G105    18363   2627000 SH         SHARED-DEFINED  1,2,3,4,5 0    2627000  0
JARDEN CORP                     COM             471109108    67707   2061100 SH         SHARED-DEFINED  1,2,3,4,5 0    2061100  0
KOPPERS HLDGS INC               COM             50060P106    21615   1100000 SH         SHARED-DEFINED  1,2,3,4,5 0    1100000  0
LANCE INC                       COM             514606102    28033   1245900 SH         SHARED-DEFINED  1,2,3,4,5 0    1245900  0
MARTIN MARIETTA MATLS INC       COM             573284106    34828    325400 SH         SHARED-DEFINED  1,2,3,4,5 0     325400  0
NATCO GROUP INC                 CL A            63227W203    30086   1110200 SH         SHARED-DEFINED  1,2,3,4,5 0    1110200  0
NII HOLDINGS INC                CL B NEW        62913F201    97006   1645000 SH         SHARED-DEFINED  1,2,3,4,5 0    1645000  0
NRG ENERGY INC                  COM NEW         629377508   134905   2983300 SH         SHARED-DEFINED  1,2,3,4,5 0    2983300  0
NUTRI SYS INC NEW               COM             67069D108    33264    700000 SH         SHARED-DEFINED  1,2,3,4,5 0     700000  0
PERINI CORP                     COM             713839108    32672   1075800 SH         SHARED-DEFINED  1,2,3,4,5 0    1075800  0
PRECISION CASTPARTS CORP        COM             740189105    43701    735700 SH         SHARED-DEFINED  1,2,3,4,5 0     735700  0
PRECISION CASTPARTS CORP        COM             740189105    38610    650000     CALL   SHARED-DEFINED  1,2,3,4,5 0     650000  0
SIRF TECHNOLOGY HLDGS INC       COM             82967H101    76594   2160000 SH         SHARED-DEFINED  1,2,3,4,5 0    2160000  0
STARWOOD HOTELS&RESORTS WRLD    PAIRED CTF      85590A203    67730   1000000 SH         SHARED-DEFINED  1,2,3,4,5 0    1000000  0
TIVO INC                        COM             888706108     9761   1350000 SH         SHARED-DEFINED  1,2,3,4,5 0    1350000  0
U S AIRWAYS GROUP               COM             90341W108   143288   3582200 SH         SHARED-DEFINED  1,2,3,4,5 0    3582200  0
ULTRA PETROLEUM CORP COM        COM             903914109   301263   4834900 SH         SHARED-DEFINED  1,2,3,4,5 0    4834900  0
ULTRA PETROLEUM CORP COM        COM             903914109    46733    750000     CALL   SHARED-DEFINED  1,2,3,4,5 0     750000  0
ULTRA PETROLEUM CORP COM        COM             903914109    46733    750000     CALL   SHARED-DEFINED  1,2,3,4,5 0     750000  0
WALTER INDS INC                 COM             93317Q105    62623    940000 SH         SHARED-DEFINED  1,2,3,4,5 0     940000  0
WESTERN GAS RES INC             COM             958259103   100215   2077000 SH         SHARED-DEFINED  1,2,3,4,5 0    2077000  0

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